CIGNA Variable Annuity Separate Account I

CIGNA Variable Annuity Separate Account I

Statements of assets and liabilities

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
Alger Capital Appreciation Portfolio - Class I-2	$331,736	$331,736	$331,736
Alger Large Cap Growth Portfolio - Class I-2	1,005,073	1,005,073	1,005,073
Alger Mid Cap Growth Portfolio - Class I-2	871,678	871,678	871,678
Alger Small Cap Growth Portfolio - Class I-2	891,659	891,659	891,659
Fidelity® VIP Asset Manager Portfolio - Initial Class	23,977	23,977	23,977
Fidelity® VIP Equity-Income Portfolio - Initial Class	456,523	456,523	456,523
Fidelity® VIP Government Money Market Portfolio - Initial Class	98,142	98,142	98,142
Fidelity® VIP High Income Portfolio - Initial Class	290,601	290,601	290,601
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	153,216	153,216	153,216
Fidelity® VIP Overseas Portfolio - Initial Class	310,297	310,297	310,297
MFS® VIT Total Return Series - Initial Class	165,159	165,159	165,159
MFS® VIT Utilities Series - Initial Class	247,614	247,614	247,614
MFS® VIT II Income Portfolio - Initial Class	30,816	30,816	30,816
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	81,748	81,748	81,748
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	5,986	5,986	5,986
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	295,984	295,984	295,984

See accompanying notes.

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CIGNA Variable Annuity Separate Account I

Statements of operations

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Alger Capital Appreciation Portfolio - Class I-2	$—	$(3,601)	$(3,601)	$4,273
Alger Large Cap Growth Portfolio - Class I-2	1,427	(9,942)	(8,515)	10,626
Alger Mid Cap Growth Portfolio - Class I-2	—	(8,364)	(8,364)	7,209
Alger Small Cap Growth Portfolio - Class I-2	7,463	(8,822)	(1,359)	10,999
Fidelity® VIP Asset Manager Portfolio - Initial Class	328	(278)	50	19
Fidelity® VIP Equity-Income Portfolio - Initial Class	7,425	(5,258)	2,167	447
Fidelity® VIP Government Money Market Portfolio - Initial Class	301	(1,241)	(940)	—
Fidelity® VIP High Income Portfolio - Initial Class	14,104	(3,640)	10,464	(1,577)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,363	(2,007)	1,356	1,038
Fidelity® VIP Overseas Portfolio - Initial Class	1,237	(3,604)	(2,367)	5,649
MFS® VIT Total Return Series - Initial Class	3,504	(1,976)	1,528	1,254
MFS® VIT Utilities Series - Initial Class	5,757	(3,202)	2,555	53,480
MFS® VIT II Income Portfolio - Initial Class	1,265	(452)	813	547
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(859)	(859)	1,489
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	172	(101)	71	(68)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	1,556	(3,251)	(1,695)	690

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$42,917	$47,190	$52,663	$96,252
Alger Large Cap Growth Portfolio - Class I-2	127,565	138,191	269,921	399,597
Alger Mid Cap Growth Portfolio - Class I-2	94,553	101,762	245,378	338,776
Alger Small Cap Growth Portfolio - Class I-2	50,072	61,071	296,546	356,258
Fidelity® VIP Asset Manager Portfolio - Initial Class	283	302	2,477	2,829
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,491	18,938	1,385	22,490
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	—	—	(940)
Fidelity® VIP High Income Portfolio - Initial Class	—	(1,577)	(4,930)	3,957
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	57	1,095	9,405	11,856
Fidelity® VIP Overseas Portfolio - Initial Class	1,239	6,888	34,457	38,978
MFS® VIT Total Return Series - Initial Class	4,060	5,314	6,093	12,935
MFS® VIT Utilities Series - Initial Class	6,004	59,484	(47,067)	14,972
MFS® VIT II Income Portfolio - Initial Class	—	547	1,312	2,672
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3,383	4,872	19,095	23,108
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(68)	152	155
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	10,687	11,377	35,874	45,556

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets

Years Ended December 31, 2019 and 2020

	Alger Capital Appreciation Portfolio - Class I-2 Subaccount	Alger Large Cap Growth Portfolio - Class I-2 Subaccount	Alger Mid Cap Growth Portfolio - Class I-2 Subaccount	Alger Small Cap Growth Portfolio - Class I-2 Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Government Money Market Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$244,621	$551,142	$437,904	$478,431	$29,324	$455,081	$106,583
Changes From Operations:
• Net investment income (loss)	(3,230)	(7,891)	(6,872)	(7,450)	51	2,754	699
• Net realized gain (loss) on investments	47,349	27,563	63,066	34,712	1,417	37,017	—
• Net change in unrealized appreciation or depreciation on investments	27,551	119,722	68,274	104,671	2,642	67,790	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	71,670	139,394	124,468	131,933	4,110	107,561	699
Change From Unit Transactions:
• Net unit transactions	(71,109)	(69,153)	(12,584)	(25,642)	(12,277)	(114,721)	(13,368)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(71,109)	(69,153)	(12,584)	(25,642)	(12,277)	(114,721)	(13,368)
TOTAL INCREASE (DECREASE) IN NET ASSETS	561	70,241	111,884	106,291	(8,167)	(7,160)	(12,669)
NET ASSETS AT DECEMBER 31, 2019	245,182	621,383	549,788	584,722	21,157	447,921	93,914
Changes From Operations:
• Net investment income (loss)	(3,601)	(8,515)	(8,364)	(1,359)	50	2,167	(940)
• Net realized gain (loss) on investments	47,190	138,191	101,762	61,071	302	18,938	—
• Net change in unrealized appreciation or depreciation on investments	52,663	269,921	245,378	296,546	2,477	1,385	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,252	399,597	338,776	356,258	2,829	22,490	(940)
Change From Unit Transactions:
• Net unit transactions	(9,698)	(15,907)	(16,886)	(49,321)	(9)	(13,888)	5,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,698)	(15,907)	(16,886)	(49,321)	(9)	(13,888)	5,168
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,554	383,690	321,890	306,937	2,820	8,602	4,228
NET ASSETS AT DECEMBER 31, 2020	$331,736	$1,005,073	$871,678	$891,659	$23,977	$456,523	$98,142

See accompanying notes.

	Fidelity® VIP High Income Portfolio - Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Overseas Portfolio - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT II Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$274,257	$156,928	$258,436	$136,759	$340,973	$56,513
Changes From Operations:
• Net investment income (loss)	11,172	2,131	1,236	1,586	10,540	802
• Net realized gain (loss) on investments	(2,107)	366	11,145	5,010	4,286	153
• Net change in unrealized appreciation or depreciation on investments	27,794	9,955	53,577	18,850	64,478	3,901
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	36,859	12,452	65,958	25,446	79,304	4,856
Change From Unit Transactions:
• Net unit transactions	(16,335)	(16,792)	(14,838)	(4,827)	(7,861)	(22,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,335)	(16,792)	(14,838)	(4,827)	(7,861)	(22,700)
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,524	(4,340)	51,120	20,619	71,443	(17,844)
NET ASSETS AT DECEMBER 31, 2019	294,781	152,588	309,556	157,378	412,416	38,669
Changes From Operations:
• Net investment income (loss)	10,464	1,356	(2,367)	1,528	2,555	813
• Net realized gain (loss) on investments	(1,577)	1,095	6,888	5,314	59,484	547
• Net change in unrealized appreciation or depreciation on investments	(4,930)	9,405	34,457	6,093	(47,067)	1,312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,957	11,856	38,978	12,935	14,972	2,672
Change From Unit Transactions:
• Net unit transactions	(8,137)	(11,228)	(38,237)	(5,154)	(179,774)	(10,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,137)	(11,228)	(38,237)	(5,154)	(179,774)	(10,525)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,180)	628	741	7,781	(164,802)	(7,853)
NET ASSETS AT DECEMBER 31, 2020	$290,601	$153,216	$310,297	$165,159	$247,614	$30,816

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Neuberger Berman AMT Large Cap Value Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Short Duration Bond Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$222,822	$49,110	$11,243	$—
Changes From Operations:
• Net investment income (loss)	3,770	(773)	56	(1,129)
• Net realized gain (loss) on investments	31,163	4,573	(46)	13,484
• Net change in unrealized appreciation or depreciation on investments	(8,828)	11,436	240	8,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,105	15,236	250	20,577
Change From Unit Transactions:
• Net unit transactions	(248,927)	(801)	(2,087)	243,620
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(248,927)	(801)	(2,087)	243,620
TOTAL INCREASE (DECREASE) IN NET ASSETS	(222,822)	14,435	(1,837)	264,197
NET ASSETS AT DECEMBER 31, 2019	—	63,545	9,406	264,197
Changes From Operations:
• Net investment income (loss)	—	(859)	71	(1,695)
• Net realized gain (loss) on investments	—	4,872	(68)	11,377
• Net change in unrealized appreciation or depreciation on investments	—	19,095	152	35,874
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	23,108	155	45,556
Change From Unit Transactions:
• Net unit transactions	—	(4,905)	(3,575)	(13,769)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(4,905)	(3,575)	(13,769)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	18,203	(3,420)	31,787
NET ASSETS AT DECEMBER 31, 2020	$—	$81,748	$5,986	$295,984

See accompanying notes.

CIGNA Variable Annuity Separate Account I

Notes to financial statements

December 31, 2020

1. Accounting Policies and Account Information

The Variable Account: CIGNA Variable Annuity Separate Account I (the Variable Account) is a segregated investment account of CIGNA Life Insurance Company (CIGNA Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CIGNA Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Variable Account are owned by CIGNA Life, but are not available to meet the general obligations of CIGNA Life. The Variable Account only offers one product (Flexible Payment Deferred) at one fee rate.

Effective January 1, 1998, CIGNA Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life). Although CIGNA Life is responsible for all policy terms and conditions, Lincoln Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventeen mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:

Alger Capital Appreciation Portfolio - Class I-2

Alger Large Cap Growth Portfolio - Class I-2

Alger Mid Cap Growth Portfolio - Class I-2

Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares*

MFS® Variable Insurance Trust:

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Short Duration Bond Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

*  Available fund with no money invested at December 31, 2020

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

1. Accounting Policies and Account Information (continued)

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CIGNA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by Cigna Life, are offset by transfers to or from Cigna Life.

Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

Investment Fund Changes: During 2019, the Neuberger Berman AMT Sustainable Equity Portfolio - I Class fund became available as an investment option for account contract owners. Accordingly, for the subaccount that commenced operations during 2019, the 2019 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019.

During 2019, the Neuberger Berman AMT Large Cap Value Portfolio - I Class fund ceased to be available as an investment option to Variable Account contract owners.

During 2020, the following fund changed its name:

Previous Fund Name	New Fund Name
MFS® VIT II Strategic Income Portfolio - Initial Class	MFS® VIT II Income Portfolio - Initial Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in , among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract.

CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable subaccount the daily equivalent of 1.20%, at an effective annual rate, of the current value of each subaccount's assets for the assumption of these risks.

CIGNA Life also deducts a daily administrative fee from assets of each variable subaccount as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable subaccount of the participant or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract. Fixed subaccounts are part of the general account of CIGNA Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable subaccounts of $1,436 and $1,575 were deducted for the years ended December 31, 2020 and 2019, respectively.

For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participants. The optional death benefit fee will be deducted from the participant's fixed or variable subaccount or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees paid to CIGNA Life for the variable subaccounts were $1,238 and $985 for the years ended December 31, 2020 and 2019, respectively.

Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between subaccounts. No transfer fees were deducted for the years ended December 31, 2020 and 2019.

No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. For the year ended December 31, 2020 and 2019, there were no withdrawal charges paid.

Withdrawal, account and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year in the five years ended December 31, 2020, follows:

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Alger Capital Appreciation Portfolio - Class I-2
	2020		1.30%	$130.12	2,549	$331,736	39.92%	0.00%
	2019		1.30%	93.00	2,637	245,182	31.86%	0.00%
	2018		1.30%	70.53	3,468	244,621	-1.39%	0.09%
	2017		1.30%	71.52	3,311	236,823	29.39%	0.17%
	2016		1.30%	55.28	3,328	183,952	-0.80%	0.16%
Alger Large Cap Growth Portfolio - Class I-2
	2020		1.30%	78.15	12,861	1,005,073	64.87%	0.19%
	2019		1.30%	47.40	13,110	621,383	25.79%	0.00%
	2018		1.30%	37.68	14,626	551,142	0.89%	0.00%
	2017		1.30%	37.35	18,475	690,061	26.81%	0.00%
	2016		1.30%	29.45	19,633	578,291	-2.11%	0.00%
Alger Mid Cap Growth Portfolio - Class I-2
	2020		1.30%	94.43	9,231	871,678	62.50%	0.00%
	2019		1.30%	58.11	9,461	549,788	28.57%	0.00%
	2018		1.30%	45.20	9,689	437,904	-8.64%	0.00%
	2017		1.30%	49.47	10,116	500,422	28.12%	0.00%
	2016		1.30%	38.61	11,748	453,636	-0.33%	0.00%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Alger Small Cap Growth Portfolio - Class I-2
	2020		1.30%	$57.05	15,628	$891,659	64.99%	1.10%
	2019		1.30%	34.58	16,910	584,722	27.67%	0.00%
	2018		1.30%	27.09	17,663	478,431	0.13%	0.00%
	2017		1.30%	27.05	20,989	567,797	27.07%	0.00%
	2016		1.30%	21.29	22,475	478,462	4.87%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2020		1.30%	36.15	663	23,977	13.39%	1.53%
	2019		1.30%	31.88	664	21,157	16.72%	1.51%
	2018		1.30%	27.31	1,074	29,324	-6.57%	1.72%
	2017		1.30%	29.24	1,074	31,424	12.63%	1.36%
	2016		1.30%	25.96	1,682	43,662	1.74%	1.30%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2020		1.30%	44.55	10,247	456,523	5.32%	1.83%
	2019		1.30%	42.30	10,589	447,921	25.80%	1.90%
	2018		1.30%	33.63	13,533	455,081	-9.48%	2.18%
	2017		1.30%	37.15	16,347	607,245	11.44%	1.69%
	2016		1.30%	33.34	18,568	618,990	16.49%	1.89%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2020		1.30%	12.68	7,738	98,142	-0.98%	0.32%
	2019		1.30%	12.81	7,332	93,914	0.70%	2.01%
	2018		1.30%	12.72	8,379	106,583	0.34%	1.61%
	2017		1.30%	12.68	12,108	153,512	-0.60%	0.64%
	2016		1.30%	12.75	18,922	241,347	-1.09%	0.19%
Fidelity® VIP High Income Portfolio - Initial Class
	2020		1.30%	23.27	12,488	290,601	1.42%	5.03%
	2019		1.30%	22.94	12,848	294,781	13.62%	5.11%
	2018		1.30%	20.19	13,581	274,257	-4.53%	5.51%
	2017		1.30%	21.15	14,012	296,396	5.55%	5.33%
	2016		1.30%	20.04	14,559	291,769	13.13%	4.90%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2020		1.30%	26.53	5,774	153,216	7.98%	2.18%
	2019		1.30%	24.57	6,210	152,588	8.25%	2.66%
	2018		1.30%	22.70	6,913	156,928	-1.82%	2.46%
	2017		1.30%	23.12	9,922	229,405	2.87%	2.33%
	2016		1.30%	22.47	9,611	216,025	3.39%	2.03%
Fidelity® VIP Overseas Portfolio - Initial Class
	2020		1.30%	29.66	10,462	310,297	14.12%	0.45%
	2019		1.30%	25.99	11,911	309,556	26.12%	1.73%
	2018		1.30%	20.61	12,541	258,436	-15.91%	1.62%
	2017		1.30%	24.51	13,788	337,878	28.60%	1.40%
	2016		1.30%	19.06	15,186	289,371	-6.29%	1.30%
MFS® VIT Total Return Series - Initial Class
	2020		1.30%	43.29	3,816	165,159	8.39%	2.30%
	2019		1.30%	39.93	3,941	157,378	18.83%	2.36%
	2018		1.30%	33.61	4,070	136,759	-6.83%	2.21%
	2017		1.30%	36.07	4,208	151,810	10.85%	2.41%
	2016		1.30%	32.54	4,204	136,816	7.69%	2.16%
MFS® VIT Utilities Series - Initial Class
	2020		1.30%	87.60	2,827	247,614	4.53%	2.33%
	2019		1.30%	83.80	4,921	412,416	23.45%	4.03%
	2018		1.30%	67.88	5,023	340,973	-0.25%	1.11%
	2017		1.30%	68.05	5,136	349,531	13.35%	4.14%
	2016		1.30%	60.04	5,852	351,344	10.03%	3.38%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
MFS® VIT II Income Portfolio - Initial Class
	2020		1.30%	$25.12	1,227	$30,816	7.94%	3.64%
	2019		1.30%	23.27	1,661	38,669	10.16%	2.99%
	2018		1.30%	21.13	2,675	56,513	-3.25%	3.56%
	2017		1.30%	21.84	1,926	42,065	4.87%	4.13%
	2016		1.30%	20.82	1,899	39,566	6.84%	2.85%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	—	—	—	0.00%	2.00%
	2018		1.30%	37.40	5,957	222,822	-2.32%	1.09%
	2017		1.30%	38.29	6,975	267,093	11.90%	0.57%
	2016		1.30%	34.22	7,812	267,345	25.72%	0.74%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2020		1.30%	43.34	1,886	81,748	38.17%	0.00%
	2019		1.30%	31.37	2,026	63,545	31.04%	0.00%
	2018		1.30%	23.94	2,051	49,110	-7.62%	0.00%
	2017		1.30%	25.91	2,152	55,774	23.68%	0.00%
	2016		1.30%	20.95	2,192	45,942	3.05%	0.00%
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
	2020		1.30%	14.46	414	5,986	2.13%	2.22%
	2019		1.30%	14.16	664	9,406	2.35%	1.85%
	2018		1.30%	13.84	812	11,243	-0.29%	2.33%
	2017		1.30%	13.88	450	6,240	-0.41%	1.43%
	2016		1.30%	13.93	580	8,083	-0.09%	1.00%
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2020		1.30%	53.49	5,533	295,984	18.02%	0.62%
	2019	4/30/19	1.30%	45.32	5,829	264,197	8.45%	0.41%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(4)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2020:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$43,370	$13,752
Alger Large Cap Growth Portfolio - Class I-2	128,957	25,814
Alger Mid Cap Growth Portfolio - Class I-2	94,662	25,359
Alger Small Cap Growth Portfolio - Class I-2	57,649	58,257
Fidelity® VIP Asset Manager Portfolio - Initial Class	610	286
Fidelity® VIP Equity-Income Portfolio - Initial Class	26,699	19,929
Fidelity® VIP Government Money Market Portfolio - Initial Class	7,205	2,977
Fidelity® VIP High Income Portfolio - Initial Class	14,084	11,757
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,647	13,462
Fidelity® VIP Overseas Portfolio - Initial Class	2,545	41,910
MFS® VIT Total Return Series - Initial Class	7,754	7,320
MFS® VIT Utilities Series - Initial Class	11,753	182,968
MFS® VIT II Income Portfolio - Initial Class	1,467	11,179
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2,836	5,217
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	171	3,675
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	12,662	17,439

5. Investments

The following is a summary of investments owned at December 31, 2020:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	3,319	$99.95	$331,736	$221,957
Alger Large Cap Growth Portfolio - Class I-2	10,760	93.41	1,005,073	592,952
Alger Mid Cap Growth Portfolio - Class I-2	26,224	33.24	871,678	552,296
Alger Small Cap Growth Portfolio - Class I-2	19,912	44.78	891,659	545,359
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,407	17.04	23,977	20,248
Fidelity® VIP Equity-Income Portfolio - Initial Class	19,101	23.90	456,523	407,561
Fidelity® VIP Government Money Market Portfolio - Initial Class	98,142	1.00	98,142	98,142
Fidelity® VIP High Income Portfolio - Initial Class	54,727	5.31	290,601	325,014
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	10,874	14.09	153,216	138,768
Fidelity® VIP Overseas Portfolio - Initial Class	11,700	26.52	310,297	237,583
MFS® VIT Total Return Series - Initial Class	6,347	26.02	165,159	131,033
MFS® VIT Utilities Series - Initial Class	7,009	35.33	247,614	180,414
MFS® VIT II Income Portfolio - Initial Class	2,932	10.51	30,816	28,718
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2,054	39.80	81,748	50,978
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	560	10.68	5,986	6,066
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	9,644	30.69	295,984	251,888

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	12	(100)	(88)
Alger Large Cap Growth Portfolio - Class I-2	—	(249)	(249)
Alger Mid Cap Growth Portfolio - Class I-2	13	(243)	(230)
Alger Small Cap Growth Portfolio - Class I-2	29	(1,311)	(1,282)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(1)	(1)
Fidelity® VIP Equity-Income Portfolio - Initial Class	23	(365)	(342)
Fidelity® VIP Government Money Market Portfolio - Initial Class	565	(159)	406
Fidelity® VIP High Income Portfolio - Initial Class	—	(360)	(360)

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	10	(446)	(436)
Fidelity® VIP Overseas Portfolio - Initial Class	5	(1,454)	(1,449)
MFS® VIT Total Return Series - Initial Class	6	(131)	(125)
MFS® VIT Utilities Series - Initial Class	—	(2,094)	(2,094)
MFS® VIT II Income Portfolio - Initial Class	9	(443)	(434)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3	(143)	(140)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(250)	(250)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	22	(318)	(296)

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	13	(844)	(831)
Alger Large Cap Growth Portfolio - Class I-2	—	(1,516)	(1,516)
Alger Mid Cap Growth Portfolio - Class I-2	14	(242)	(228)
Alger Small Cap Growth Portfolio - Class I-2	32	(785)	(753)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(410)	(410)
Fidelity® VIP Equity-Income Portfolio - Initial Class	4	(2,948)	(2,944)
Fidelity® VIP Government Money Market Portfolio - Initial Class	169	(1,216)	(1,047)
Fidelity® VIP High Income Portfolio - Initial Class	—	(733)	(733)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	(707)	(703)
Fidelity® VIP Overseas Portfolio - Initial Class	1	(631)	(630)
MFS® VIT Total Return Series - Initial Class	2	(131)	(129)
MFS® VIT Utilities Series - Initial Class	—	(102)	(102)
MFS® VIT II Income Portfolio - Initial Class	4	(1,018)	(1,014)
Neuberger Berman AMT Large Cap Value Portfolio - I Class	6	(5,963)	(5,957)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	14	(39)	(25)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(148)	(148)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,901	(72)	5,829

7. Subsequent Events

Management evaluated subsequent events through April 27, 2021, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of CIGNA Life Insurance Company
and

Contract Owners of CIGNA Variable Annuity Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CIGNA Variable Annuity Separate Account I ("Variable Account"), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since at least 2009, but we are unable to determine the specific year.
Philadelphia, Pennsylvania
April 27, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Large Cap Value Portfolio - I Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 30, 2019 (commencement of operations) through December 31, 2019